Accounts receivable (Schedule of Changes In Allowance For Doubtful Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	€ (73)	€ (8,551)
Deconsolidation ASMPT	0	6,191
Charged to selling, general and administrative expenses	57	756
Utilization	0	1,469
Foreign currency translation effect	(3)	62
Balance at end of year	€ (19)	€ (73)